Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Schedule of Inventory
	March 31, 2023	December 31, 2022
Raw Materials	$76,322	$-
Packaging	22,787	34,632
Finished goods	157,148	370,335
	$256,257	$404,970

	December 31, 2022	December 31, 2021
Raw Materials	$-	$-
Packaging	34,632	2,907
Finished goods	$370,335	103,496
	$404,970	$106,403